Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Maturity Analysis of Undiscounted Future Lease Payments for Lease Liabilities	Maturity analysis of undiscounted future lease payments for lease liabilities:
December 31,
2023
2024	$5,309
2025	4,367
2026	3,265
2027	2,561
2028	2,086
2029 and thereafter	15,663
Total undiscounted cash flows	$33,251

Less imputed interest	(5,744)
Present value of lease liabilities	$27,507

Schedule of Information on leases	Information on leases:
	Year ended December 31,
	2022	2023

Expenses relating to operating lease costs	$1,930	$2,225
Expenses relating to short-term leases	$109	$62
Expenses relating to variable lease payments	$2,753	$2,872
Total cash outflow for leases	$4,792	$5,159

Schedule of Weighted Average Remaining Lease Terms	The following is a summary of weighted average remaining lease terms and discount rates for all of the Company’s operating leases:
December 31,
2023
Weighted average remaining lease term (years)	11.80
Weighted average discount rate	3.89%

Schedule of Right-of-Use Assets	Disclosures in respect of right-of-use assets:
	Buildings	Motor vehicles	Total
Cost:
Balance as of January 1, 2022	$33,241	$3,505	$36,746
Additions during the year:
New leases	4,881	1,468	6,349
Modification of leases	589	89	678
Adjustments for indexation	947	95	1,042
Adjustments arising from translating financial statements of foreign operations	(1,228)	7	(1,221)
Acquisition of subsidiaries	2,714	40	2,754
Disposals during the year:
Termination of leases	(692)	(333)	(1,025)

Balance as of December 31, 2022	$40,452	$4,871	$45,323

Accumulated depreciation:
Balance as of January 1, 2022	11,943	1,523	13,466
Additions during the year:
Depreciation	3,151	1,169	4,320
Adjustments arising from translating financial statements of foreign operations	665	29	694
Disposals during the year:
Termination of leases	(509)	(184)	(693)

Balance as of December 31, 2022	15,250	2,537	17,787

Depreciated cost at December 31, 2022	$25,202	$2,334	$27,536

	Buildings	Motor vehicles	Total
Cost:
Balance as of January 1, 2023	$40,452	$4,871	$45,323
Additions during the year:
New leases	1,150	1,575	2,725
Modification of leases	910	66	976
Adjustments for indexation	871	72	943
Adjustments arising from translating financial statements of foreign operations	37	212	249
Acquisition of subsidiaries	62	-	62
Disposals during the year:
Termination of leases	(298)	(378)	(676)

Balance as of December 31, 2023	$43,184	$6,418	$49,602

Accumulated depreciation:
Balance as of January 1, 2023	15,250	2,537	17,787
Additions during the year:
Depreciation	3,689	1,470	5,159
Adjustments arising from translating financial statements of foreign operations	929	428	1,357
Disposals during the year:
Termination of leases	(192)	(227)	(419)

Balance as of December 31, 2023	19,676	4,208	23,884

Depreciated cost at December 31, 2023	$23,508	$2,210	$25,718